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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

The First Western Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Western Fixed Income Fund

First Western Short Duration Bond Fund

First Western Short Duration
High Yield Credit Fund

SEMI-ANNUAL REPORT

February 29, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-292-6775 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-292-6775. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

FIRST WESTERN FUNDS
Letter to Shareholders
March 31, 2020

“The Kitchen Sink”

As the calendar turned to 2020, signs were growing that all was far from right, and the hopes for a happy new year were threatening to go down the drain. Global growth was slowing noticeably, while an emerging health crisis was brewing in Wuhan, China. Faced with insufficient information about the spread and threat from the coronavirus, most countries proved ill-prepared for the wave that hit their shores. Scrambling to respond to both the health and economic crises, countries have thrown everything including the kitchen sink at this immense challenge. The hope is to buy enough time for new tests, treatments, and vaccines to address the virus, and provide ample cash and assistance to keep businesses and households afloat.

To be sure, vulnerabilities were well known. However, despite years of warnings, few governments took the necessary steps to adequately prepare for a pandemic. Similar to most countries, the U.S. has a dearth of hospital beds, most importantly for isolation and intensive care units, as well as a limited supply of ventilators and protective medical gear. While private-public partnerships have been able to accelerate innovative solutions with fast-tracks to production of ventilators, drugs, and tests, the battle to get through this first wave of the disease will likely cause untold tragedies as health care facilities are overrun with the most severely affected patients.

With a transmission rate that far exceeds most viruses, governments have realized that actions to slow the spread are necessary. “Stay at home” and social distancing efforts should prove helpful, though more draconian measures such as complete lockdowns have sometimes become necessary. These efforts to “flatten the curve” rely upon isolation methods to reduce the number of patients seeking treatment at a given time and thereby not overrun hospital capacity. When done successfully, they can help limit fatalities and allow more time for additional equipment and treatments to arrive.

However, these actions have led to a dramatic reduction in demand for some industries, including travel, leisure, hospitality, and gaming, presenting a unique challenge for policymakers. Absent any assistance, companies will lay off millions of workers triggering an abundance of corporate and personal bankruptcies. In late March, this impact was clearly evident as a record 3.2 million new jobless claims were filed compared to just 282,000 the prior week. Estimates for the impact on the unemployment rate and GDP vary significantly, though few argue that the upcoming figures will be the most dire in generations. In 2009, the fallout from the Great Recession resulted in an unemployment rate of 10.0%. Though expectations are for this recession to be ephemeral, it may prove more extreme in the short term leading to an unemployment rate that could easily exceed the figures from the last downturn. The estimates for economic growth, represented by GDP, remain fluid and have been deteriorating rapidly of late. Optimistic prognosticators expect second quarter GDP between -8% and -10%, while the pessimistic forecasters anticipate -20%, or worse. Shocking numbers to say the least, but figures that certainly played a role in compelling the government to act quickly on an unprecedented aid package.

As COVID-19 spread to the U.S., large swaths of our economy shut down, creating concurrent supply and demand shocks that began to wreak economic havoc. Investors sought the safety of U.S. Treasuries and shunned riskier corporate bonds and stocks. As many began to comprehend the enormity of the crisis and the drastic measures that would need to be taken to minimize the health impact, financial markets appeared to be entering a period of deep distress for which they were ill equipped.

Therefore, in early March, the Federal Reserve delivered its initial response with a 50 basis point reduction in short-term rates. Investors, however, were not very impressed with this preliminary undertaking as financial market stress worsened. Commercial paper, used to finance the daily operations of healthy companies, as well as the new issue investment grade corporate bond market, froze up in early March. This, in turn, prompted corporations to draw down on their lines of credit at various financial institutions. On March 11th, Boeing Co. announced that it would draw down its entire $13.8 billion credit line, starting a mini bank run as numerous other firms followed suit.

The next policy move was more extreme, meant to shock the market and demonstrate the massive support the Fed was willing to provide. On Sunday evening, March 15th, the Fed announced another 100 basis point cut in the Fed Funds rate to a target of 0.00% to 0.25%. Thus, from the last increase in December 2018, which brought the bottom of the range to 2.25%, the Fed has now gone full circle back to a zero interest rate policy (ZIRP). In the ensuing press conference, Fed Chair Jerome Powell stated that rates will remain at zero until the Fed is “confident that the economy has weathered recent events.” Once again though, the market’s reaction was a huge disappointment to policymakers. Instead of producing any semblance of a rally, the S&P 500 plummeted 12% on the following Monday. With market dislocation spreading to the most liquid parts of the market, the Fed also resurrected its quantitative easing program (QE) by committing to purchase $500 billion of U.S. Treasuries and $200 billion of mortgage-backed securities. Unfortunately, the fixed income markets continued to suffer, with the credit market showing considerable stress. Yield spreads on high yield had been widening for several weeks, but investment grade issuers and municipal bonds began to come under tremendous pressure. While investors were anticipating numerous credit downgrades and a surge in defaults, a lack of liquidity in riskier parts of the market, coupled with a surge of mutual fund outflows and margin calls, resulted in aggressive liquidation of their safer, higher-quality holdings. As such, prices of these shorter, relatively safer bonds tumbled and their yields spiked to unprecedented levels.

The speed and ferocity of the selloff in financial markets proved too much for the Federal Reserve and Treasury. Riding to the rescue, the programs enacted in this round actually included the kitchen sink and anything else they could find. Not only did the Fed resurrect its 2008 playbook, but they also began writing new chapters that had once been considered improbable. Rather than simply “QE4,” it was clear that there was not to be a limit to this new “QE Infinity” version. In response, Fed purchases rose dramatically, reaching $75 billion of U.S. Treasuries and $50 billion in mortgage-backed securities per day! An explosion of the Fed’s balance sheet was expected, but the sheer magnitude and velocity of these purchases brought its holdings to approximately $6 trillion by quarter end, a nearly 50% increase from the end of the prior quarter. In addition to the substantial bond buying, the Fed committed to backstop prime money market funds, restart TALF (Term Asset-Backed Securities Loan Facility) to enhance ABS issuance for consumers and small businesses, and support municipal bonds. The Main Street Business Lending Facility will provide loans to mid-sized businesses and the SBA lending ability will be enhanced for smaller businesses. Most impactful so far, though, has been the announcement of programs to support the investment grade corporate bond market. The Primary Market Corporate Credit Facility, focusing on new issuance directly to the Fed, and the Secondary Market Corporate Credit Facility, enabling purchases of existing bonds and corporate bond ETFs, have Treasury equity funding and a huge capacity. Though purchases will not commence until April, the market began to improve immediately upon the announcement. The rally in corporate bonds gave confidence to equity investors, instigating an impressive bounce back in the S&P 500. Having dropped 34% from its February 19th all-time high, the index recovered approximately half the loss between March 24th and March 26th.

While the Fed and Treasury policies played a key role in the stabilization of many fixed income sectors and the (temporary) recovery in stocks, Congressional approval of the $2 trillion CARES Act, an economic relief plan for consumers and businesses, also proved vital. The importance of quickly getting funds to households and businesses impacted by COVID-19, many without any available surplus to pay upcoming bills, was not lost on Congress. Though partisan fighting was not entirely avoided, the passage of this package, as well as the numerous Fed and Treasury initiatives, was completed in short order.

Together, the government responses have been extremely swift and bold. Unfortunately, more will be needed as the economic shutdown and social distancing efforts continue to reduce growth and generate soaring unemployment. Expectations for a rapid recovery appear unlikely as life will not immediately return to normal and the damage to businesses and families will take time to heal.

While overlooked by many, vulnerabilities had been noticeable in the real economy for several quarters. Growth was slowing and corporate profits had disappeared. In fact, despite an equity rally of more than 30% in 2019, corporate profits had barely budged from the prior year, pushing valuations deep into overvalued territory. Years of low interest rates and yield-hungry investors encouraged companies to issue excessive amounts of debt and increase leverage, while eliminating many of the typical investor protections. Thus, investors and companies entered this period with significant risk and limited flexibility to address a market and economic downturn.

Many have argued that the coronavirus was responsible for the market correction and recession. In reality, it was simply the pin that popped the debt bubble, accelerating the timeline and results that were destined to occur. The probability of a recession was elevated prior to the spread of the virus, but now the contraction is much more severe than anticipated as many businesses grapple with plummeting revenues and soaring layoffs. Though the numerous government programs may soften the impact, the duration and depth of the shutdown will require everything and the kitchen sink if we are to avoid too much going down the drain. The country and global economy will get through this crisis, but the resulting landscape will be altered.

Barry P. Julien, CFA®
President, Chief Investment Officer & Portfolio Manager

The First Western Fixed Income Fund (FWFIX)

The growing threat from the coronavirus moved across the globe during the first quarter, resulting in severe impacts to the economic and market fortunes of nearly all countries. With incomplete information coming out of China, the U.S. and Europe grappled with their responses to the virus. Most were ill prepared for a pandemic as protective equipment, respirators, and hospital capacity quickly became a focal point. Social distancing and stay-at-home measures became the primary response, thus shuttering a significant number of industries and a meaningful percentage of the economy. In the U.S., the initial data for jobless claims was shocking as it became clear that the unemployment rate would reach levels not witnessed for generations. Estimates for GDP for Q2 have become increasingly worse, with a wide range of -8% to -30%. The ability to accurately predict the fallout is limited, though corporate earnings, consumer confidence, and business expenditures are sure to plummet. Progress on flattening the curve, expanding testing, finding treatments, and developing vaccines will enable us to move closer to ending the quarantine and attempt to return to normalcy. The swift and violent selloff in risky assets was record setting, with the S&P 500 falling by nearly 35% in a little over one month. With the exception of safe-haven U.S. Treasuries, the bond market also experienced a dramatic downturn. During its depths, investors had to liquidate higher-quality, shorter-term securities since their riskier holdings were too difficult and painful to sell. The extreme financial market dislocation prompted the Fed to take numerous steps to improve liquidity and investor confidence. After cutting short-term rates to zero and restarting quantitative easing, the market continued to suffer. Thus, additional programs with substantial buying power were created to support most investment grade sectors, eventually producing market stability and a meaningful bounce back in asset prices. From as far back as mid-2018, the growing probability of a recession and the inadequate compensation for accepting credit risk led us to reduce corporate bond holdings, improve credit quality, and increase U.S. Treasuries. Thus, when the pandemic began to wreak havoc on the economy and markets, the Fund was well positioned relative to most of our peers and able to minimize the impact from the downturn in riskier bonds. However, insufficient duration limited the gains as benchmark Treasury yields fell to historic lows. As such, the Fund outperformed most peers but was unable to keep pace with the index, generating a net return of 2.88% versus a gain of 3.39% for the Bloomberg Barclays Aggregate Bond Index. The Fund’s net assets ended the six months at $83.6 million from $76.6 million at the start of the fiscal year.

The First Western Short Duration Bond Fund (FWSBX)

Through the first two months of the period, the Fund had benefitted from the meaningful reduction in short-term interest rates and the relative safety of front end, high-quality bonds. However, as the market downturn intensified, so did the Fund’s performance. Historically a safe haven during market tumult, the upheaval throughout the financial markets left very few places to hide during its darkest days. As investors struggled to sell less-liquid assets, many turned to areas of the market that had been less impacted. Thus, mass liquidations overwhelmed the shorter maturity investment grade market which produced considerable spread widening and substantial price deterioration. Dealers, too, were unable to provide liquidity, worsening the abrupt decline. Although the Fund had reduced its corporate bond allocation and upgraded the quality of these securities, there remained an overweight relative to the index. In addition, while Treasuries had become a larger Fund weighting relative to the past, it was still a significant underweight. Furthermore, the relatively flat and sometimes inverted yield curve led to a duration well below that of the index. Therefore, while the Fund made moves to reduce the impact of an expected economic contraction and was able to outperform many of its peer managers, it was unable to outperform the index. The Fund had a net return of 1.59% versus the 1.90% gain for the ICE BofA 1-3 Year U.S. Corporate & Government Index. From $113.0 million at the prior fiscal year end, the Fund experienced modest outflows and ended at $101.5 million for the six months ended February 29, 2020.

The First Western Short Duration High Yield Fund (FWSHX)

The high yield market descended into the abyss during the first quarter, reminiscent of the 2008 financial crisis. After a lackluster January, investors began waiving a cautionary flag in February as there was a noticeable shift in risk sentiment. Market participants began favoring higher-quality and defensive-oriented sectors, as news of the coronavirus spreading to several corners of the globe took hold. However, once numerous COVID-19 cases emerged on U.S. soil, the cautionary stance turned into a mad dash for liquidity, sending the high yield market into selling frenzy. Bond prices traded down 5-15 points daily and the bid-ask spread from market makers widened from a normal range of 0.5-1 point to as wide as 4-8 points. Investors withdrew a staggering $16.7B from the asset class, of which $13B occurred in March alone, the second largest monthly outflow on record. Accordingly, the ICE BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index plunged - 13.4% in the quarter. Every sector was in the red, with the hardest hit industries being Energy, Gaming & Leisure, Transportation, and Retail. Industries faring somewhat better included Technology, Healthcare, and Paper & Packaging. From a ratings standpoint, the broad BB index dropped -10.2%, the B index fell -14.1%, and CCC index was down -22.4%. Having improved the credit quality of the Fund and a reduced exposure to Energy proved beneficial. In addition, stronger relative performance in the Telecommunications and Capital Goods segments helped shield heavier losses from the underperforming sectors. For the six months ended February 29, 2020, the First Western Short Duration High Yield Credit Fund underperformed the index with its net return of 0.39% versus 0.63%, respectively. Due to performance and outflows, the Fund ended the six months with $43.9 million, down from $45.8 million at year end.

FIRST WESTERN FIXED INCOME FUND

Portfolio Information
February 29, 2020 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Bonds, 2.875%, due 07/31/25	4.0%
U.S. Treasury Notes, 1.625%, due 02/15/26	3.2%
GNMA, Series 2020-5, 3.500%, due 12/20/49	3.1%
U.S. Treasury Notes, 3.000%, due 10/31/25	2.6%
U.S. Treasury Notes, 2.375%, due 05/15/29	2.5%
U.S. Treasury Bonds, 5.250%, due 11/15/28	2.4%
U.S. Treasury Bonds, 2.375%, due 08/15/24	2.3%
FHLMC, Series 4760-A, 3.000%, due 02/15/48	1.9%
U.S. Treasury Notes, 2.250%, due 11/15/25	1.9%
U.S. Treasury Bonds, 3.000%, due 05/15/42	1.7%

FIRST WESTERN SHORT DURATION BOND FUND

Portfolio Information
February 29, 2020 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.375%, due 01/31/23	3.0%
U.S. Treasury Notes, 1.875%, due 07/31/22	2.1%
FNMA, Series 2013-62-QA, 3.000%, due 06/25/37	1.6%
GNMA, Series 2018-118-A, floating rate, 2.900%, due 08/16/60	1.6%
FHLMC, Series 4800-UA, 3.500%, due 12/15/44	1.5%
CPS Auto Trust, 144A, Series 2018-D, 4.340%, due 09/16/24	1.5%
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5, floating rate, 3.500%, due 05/25/47	1.5%
FNMA, Series 2012-111-VA, 3.500%, due 10/25/25	1.4%
U.S. Treasury Notes, 3.625%, due 02/15/21	1.4%
FNMA, Series 2012-136-PD, 2.500%, due 11/25/42	1.3%

FIRST WESTERN SHORT DURATION
HIGH YIELD CREDIT FUND

Portfolio Information
February 29, 2020 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
Sprint Corporation, 7.125%, due 06/15/24	1.7%
Hughes Satellite Systems Corporation, 7.625%, due 06/15/21	1.7%
Avon Products, Inc., 7.000%, due 03/15/23	1.5%
Albertsons Companies, LLC, 6.625%, due 06/15/24	1.5%
FS Energy & Power Fund, 144A, 7.500%, due 08/15/23	1.5%
Clearwater Paper Corporation, 144A, 5.375%, due 02/01/25	1.5%
GFL Environmental, Inc., 144A, 5.375%, due 03/01/23	1.5%
Forestar Group, Inc., 144A, 8.000%, due 04/15/24	1.5%
Gray Television, Inc., 144A, 5.125%, due 10/15/24	1.5%
Enterprise Development Authority (The), 144A, 12.000%, due 07/15/24	1.5%

FIRST WESTERN FIXED INCOME FUND Schedule of Investments February 29, 2020 (Unaudited)
U.S. TREASURY OBLIGATIONS — 27.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	2.375%	08/15/24	$1,886,000	$2,005,790
U.S. Treasury Notes	2.250%	11/15/24	500,000	530,410
U.S. Treasury Bonds	2.875%	07/31/25	3,116,000	3,429,791
U.S. Treasury Notes	3.000%	10/31/25	2,041,000	2,267,742
U.S. Treasury Notes	2.250%	11/15/25	1,500,000	1,605,469
U.S. Treasury Notes	1.625%	02/15/26	2,690,000	2,787,302
U.S. Treasury Notes	2.750%	02/15/28	490,000	552,954
U.S. Treasury Notes	2.875%	05/15/28	1,255,000	1,431,975
U.S. Treasury Bonds	5.250%	11/15/28	1,543,000	2,076,782
U.S. Treasury Bonds	5.250%	02/15/29	1,005,000	1,360,951
U.S. Treasury Notes	2.375%	05/15/29	1,937,000	2,149,616
U.S. Treasury Notes	1.625%	08/15/29	1,000,000	1,044,805
U.S. Treasury Bonds	3.000%	05/15/42	1,175,000	1,482,106
U.S. Treasury Bonds	2.500%	02/15/45	750,000	874,951
Total U.S. Treasury Obligations (Cost $21,971,819)				$23,600,644

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 1.5%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$310,277
Federal Home Loan Bank	2.125%	03/10/23	350,000	362,273
Federal Home Loan Bank	3.250%	03/08/24	535,000	583,879
				1,256,429
Tennessee Valley Authority — 1.6%
Tennessee Valley Authority	7.125%	05/01/30	925,000	1,407,737

Total U.S. Government Agency Obligations (Cost $2,446,692)				$2,664,166

MORTGAGE-BACKED SECURITIES — 41.8%	Coupon	Maturity	Par Value	Value
Commercial — 19.5%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$206,877	$210,987
Bank of America Funding Corporation, Series 2003-J-2A1 (a)	4.038%	11/25/33	428,775	436,346

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.5% (Continued)
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	4.201%	02/25/34	$162,209	$168,273
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.397%	03/20/35	12,732	12,812
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	3.902%	01/25/34	299,433	301,293
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	985	991
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.861%	11/25/34	309,728	310,094
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	158,755	163,032
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	4.029%	12/19/33	75,271	76,286
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.082%	09/25/34	147,341	148,229
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	4.245%	11/25/32	53,668	55,053
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	41,508	42,893
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	4.285%	05/19/33	102,589	105,520
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.218%	06/19/34	122,996	121,897
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	2.601%	03/25/35	128,225	127,544
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.227%	05/25/35	348,027	342,063
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	2.127%	05/25/37	562,390	554,556
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (a)	2.427%	05/25/37	559,380	547,753

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.5% (Continued)
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.899%	08/25/33	$49,818	$51,558
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	1.977%	05/25/36	406,985	398,593
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.181%	01/25/36	199,995	201,157
JPMorgan Mortgage Trust, Series 2003-A1 (a)	3.745%	10/25/33	192,677	198,981
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	3.859%	02/25/34	139,582	140,842
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	4.154%	06/25/34	147,701	152,184
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (a)	4.280%	09/25/34	772,766	798,974
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	4.260%	12/25/34	49,665	51,926
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (a)	3.394%	07/25/43	202,921	209,969
JPMorgan Mortgage Trust, 144A, Series 2017-2 A5 (a)	3.500%	05/25/47	1,446,773	1,480,682
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.500%	05/25/47	376,218	387,877
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	2.187%	10/25/34	541,147	520,655
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	4.073%	09/25/33	62,470	62,796
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	116,060	118,569
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	4.322%	05/25/34	160,757	159,401
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	4.626%	12/25/34	389,361	406,980
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	87,946	90,391
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.671%	08/25/35	173,516	177,253

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.5% (Continued)
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	$465,744	$481,484
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	497,363	527,065
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	165,823	170,087
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	523,633	533,451
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	2.298%	01/20/34	526,625	530,431
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	2.218%	07/20/34	249,684	253,478
Sequoia Mortgage Trust, Series 2012-3-A21 (a)	3.000%	07/25/42	104,644	106,160
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	86,448	87,623
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	764,735	784,630
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	4.122%	02/25/34	196,908	200,712
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	2.347%	02/19/35	826,683	824,999
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	2.347%	01/19/34	53,179	52,759
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	2.347%	12/19/34	173,628	175,278
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	4.607%	01/25/32	16,155	16,117
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	4.607%	01/26/32	42,002	41,663

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.5% (Continued)
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	3.963%	03/25/33	$164,272	$167,569
Structured Asset Securities Corporation, Series 2003-34A-5A4 (a)	4.107%	11/25/33	237,333	246,049
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	90,911	93,281
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.443%	08/25/33	785,545	796,566
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.401%	08/25/33	336,273	343,313
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.285%	02/27/34	146,498	146,505
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	2.407%	10/25/45	344,106	348,504
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	592,960	609,209
				16,871,343
Federal Home Loan Mortgage Corporation — 11.8%
FHLMC, Series 2999-ND	4.500%	07/15/20	422	422
FHLMC, Series 2515-UP	5.500%	10/15/22	28,743	29,956
FHLMC, Series 3827-HA	3.500%	11/15/25	190,978	201,455
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	533,786
FHLMC, Series 4833-VA	4.000%	11/15/29	672,131	705,004
FHLMC, Series 2569-LD	5.500%	02/15/33	73,694	83,443
FHLMC, Series 3793-UA	4.000%	06/15/33	73,055	79,853
FHLMC, Pool #FG C91859	3.500%	12/01/35	621,874	657,638
FHLMC, Series 3919-BG	3.000%	08/15/39	189,158	191,563
FHLMC, Series 3622-WA	5.500%	09/15/39	419,858	477,051
FHLMC, Series 3843-JA	4.000%	04/15/40	58,061	61,688
FHLMC, Series 4088-PA	3.000%	12/15/40	816,092	855,284
FHLMC, Series 3940-PD	2.500%	02/15/41	572,611	591,034
FHLMC, Series 4017-MA	3.000%	03/15/41	62,218	63,701

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 11.8% (Continued)
FHLMC, Series 4226-AN	4.000%	04/15/41	$265,493	$276,841
FHLMC, Series 4077-AP	4.000%	01/15/42	112,252	119,157
FHLMC, Series 4799-MA	4.000%	03/15/42	553,395	561,657
FHLMC, Series 4673-KA	3.500%	08/15/42	263,050	271,014
FHLMC, Series 4183-PA	3.500%	01/15/43	141,151	146,303
FHLMC, Series 4566-CA	3.000%	01/15/43	905,357	943,812
FHLMC, Series 4772-CA	4.000%	01/15/43	426,190	434,035
FHLMC, Series 4769-L	4.000%	06/15/44	325,503	334,971
FHLMC, Series 4753-JA	3.000%	12/15/47	873,885	915,134
FHLMC, Series 4760-A	3.000%	02/15/48	1,522,980	1,622,101
				10,156,903
Federal National Mortgage Association — 5.3%
FNMA, Series 2005-80-BA	5.000%	04/25/29	38,920	43,096
FNMA, Series 2009-96-DB	4.000%	11/25/29	229,076	244,280
FNMA, Pool #MA1201	3.500%	10/01/32	230,786	243,683
FNMA, Pool #MA0584	4.500%	10/01/40	40,319	42,513
FNMA, Series 2013-13-MA	4.000%	01/25/43	522,460	563,251
FNMA, Series 2016-49-LA	3.500%	01/25/43	647,210	682,441
FNMA, Series 2014-80-KA	2.000%	03/25/44	117,558	118,385
FNMA, Series 2016-24-HA	3.000%	04/25/44	607,297	634,943
FNMA, Series 2017-22-EC	3.000%	06/25/44	1,190,996	1,235,430
FNMA, Series 2016-38-NA	3.000%	01/25/46	471,210	499,897
FNMA, Series 2016-89-CG	3.000%	04/25/46	263,877	279,755
				4,587,674
Government National Mortgage Association — 5.1%
GNMA, Series 2009-104-KA	4.500%	08/16/39	106,358	112,788
GNMA, Series 2011-138-PX	4.000%	06/20/41	27,675	28,712
GNMA, Series 2015-185-P	2.750%	11/20/42	381,018	390,602
GNMA, Series 2019-43	4.000%	01/20/47	320,363	329,360
GNMA, Series 2017-84	3.000%	05/20/47	455,116	475,021
GNMA, Series 2018-6-JA	2.750%	01/20/48	349,215	363,608
GNMA, Series 2020-5	3.500%	12/20/49	2,513,090	2,667,231
				4,367,322

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 41.8% (Continued)	Coupon	Maturity	Par Value	Value
Small Business Administration — 0.1%
SBA, Series 2009-20A-1	5.720%	01/01/29	$61,976	$68,994

Total Mortgage-Backed Securities (Cost $35,141,242)				$36,052,236

MUNICIPAL BONDS — 1.0%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$178,171
California State Health Facilities Financing Authority, Revenue Bond	2.704%	06/01/30	260,000	279,406
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	360,000	391,648
Total Municipal Bonds (Cost $795,556)				$849,225

ASSET-BACKED SECURITIES — 2.6%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	$380,128	$393,535
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A	4.474%	10/25/45	829,900	893,254
Jack in the Box Funding, LLC, 144A, Series 2019-1A	3.982%	08/25/49	523,688	537,942
Wendy’s Funding, LLC, 144A, Series 2019-1A-A2I	3.783%	06/15/49	402,975	429,624
Total Asset-Backed Securities (Cost $2,192,824)				$2,254,355

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 23.3%	Coupon	Maturity	Par Value	Value
Communication Services — 2.7%
AT&T, Inc.	4.250%	03/01/27	$578,000	$651,426
CBS Corporation	7.875%	07/30/30	250,000	361,289
Crown Castle International Corporation	4.000%	03/01/27	585,000	647,681
Sprint Spectrum Company, LLC, 144A	5.152%	03/20/28	582,000	657,549
				2,317,945
Consumer Discretionary — 2.4%
Dollar Tree, Inc.	4.000%	05/15/25	595,000	654,302
eBay, Inc.	3.600%	06/05/27	265,000	289,131
International Game Techology plc, 144A	6.500%	02/15/25	425,000	460,594
Las Vegas Sands Corporation	3.500%	08/16/26	624,000	652,150
				2,056,177
Energy — 1.5%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	589,000	639,711
Magellan Midstream Partners, L.P.	5.000%	03/01/26	585,000	680,598
				1,320,309
Financials — 7.3%
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	621,000	644,486
Bank of America Corporation	3.419%	12/20/28	610,000	659,279
BGC Partners, Inc.	3.750%	10/01/24	635,000	661,391
CyrusOne, L.P.	2.900%	11/15/24	402,000	407,302
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	615,000	674,777
Icahn Enterprises, L.P.	6.250%	02/01/22	300,000	305,136
International Lease Finance Corporation	5.875%	08/15/22	601,000	655,736
Morgan Stanley	4.000%	07/23/25	575,000	637,302
PayPal Holdings, Inc.	2.850%	10/01/29	630,000	660,866
Raymond James Financial, Inc.	3.625%	09/15/26	350,000	385,773
SVB Financial Group	3.500%	01/29/25	605,000	655,323
				6,347,371
Health Care — 2.3%
Boston Scientific Corporation	3.750%	03/01/26	601,000	660,962
Bristol-Myers Squibb Company, 144A	3.900%	02/20/28	600,000	681,849
HCA Healthcare, Inc.	5.250%	06/15/26	575,000	657,430
				2,000,241

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
CORPORATE BONDS — 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 3.1%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	$509,400	$528,221
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	244,421	250,092
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	667,561	707,468
Roper Technologies, Inc.	3.650%	09/15/23	566,000	605,946
United Airlines, Series 2016-1B	3.650%	07/07/27	526,227	551,192
				2,642,919
Information Technology — 1.4%
Autodesk, Inc.	4.375%	06/15/25	581,000	656,355
CA, Inc.	4.500%	08/15/23	553,000	583,894
				1,240,249
Materials — 1.2%
Martin Marietta Materials, Inc.	3.500%	12/15/27	305,000	334,639
Packaging Corporation of America	3.400%	12/15/27	604,000	663,850
				998,489
Real Estate — 0.8%
American Campus Communities, Inc.	3.300%	07/15/26	614,000	661,038

Utilities — 0.6%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	457,000	518,319

Total Corporate Bonds (Cost $18,857,335)				$20,103,057

FIRST WESTERN FIXED INCOME FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 1.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (c) (Cost $1,133,446)	1,133,446	$1,133,446

Total Investments at Value — 100.4% (Cost $82,538,914)		$86,657,129

Liabilities in Excess of Other Assets — (0.4%)		(309,731)

Net Assets — 100.0%		$86,347,398

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,965,151 as of February 29, 2020, representing 12.7% of net assets (Note 9).

COF 11 - Cost of funds for the 11th District of San Francisco.
LIBOR - London Interbank Offered Rate.
(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b) Step Coupon. Rate shown is the coupon in effect as of February 29, 2020.
(c) The rate shown is the 7-day effective yield as of February 29, 2020.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments February 29, 2020 (Unaudited)
U.S. TREASURY OBLIGATIONS — 10.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	2.625%	08/15/20	$1,118,000	$1,124,944
U.S. Treasury Notes	3.625%	02/15/21	1,359,000	1,391,542
U.S. Treasury Notes	1.875%	07/31/22	2,065,000	2,113,560
U.S. Treasury Notes	2.375%	01/31/23	2,925,000	3,050,112
U.S. Treasury Notes	2.500%	03/31/23	1,085,000	1,138,233
U.S. Treasury Notes	2.750%	07/31/23	1,100,000	1,168,363
U.S. Treasury Notes	2.875%	10/31/23	1,000,000	1,070,859
Total U.S. Treasury Obligations (Cost $10,972,447)				$11,057,613

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank — 0.8%
Federal Home Loan Bank (Cost $825,000)	1.700%	01/13/23	$825,000	$829,091

MORTGAGE-BACKED SECURITIES — 46.1%	Coupon	Maturity	Par Value	Value
Commercial — 19.8%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	2.827%	10/25/34	$191,541	$191,295
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	2.501%	07/25/33	234,621	229,048
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	3.735%	04/25/35	978,852	996,913
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	17,808	18,575
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	84,738	85,942
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	2.441%	10/25/34	538,106	534,908
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.397%	03/20/35	53,378	53,712

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.8% (Continued)
Bunker Hill Loan Depositary Trust, 144A, Series 2019-1-A1 (a)	3.613%	10/26/48	$767,165	$776,230
Carvana Auto Receivables Trust, 144A, Series 2019-2A-A3	2.580%	03/15/23	910,000	918,445
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	443	446
Chesapeake Funding II, LLC, 144A, Series 2017-3A-A1	1.910%	08/15/29	242,158	242,559
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	3.840%	09/25/35	227,310	231,295
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.861%	11/25/34	316,232	316,606
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	03/25/20	30,063	15,324
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	03/25/20	586	582
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	2.441%	11/25/34	1,206,138	1,181,763
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	03/25/20	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	4.450%	03/25/34	297,913	313,007
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.082%	09/25/34	258,740	260,300
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	1,047,000	1,051,478
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.256%	10/25/33	67,092	70,075
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	56,056	58,125
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.127%	06/25/35	92,956	88,093
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	334,806	342,296
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	4.622%	09/25/35	41,113	41,708

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.8% (Continued)
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.218%	06/19/34	$70,284	$69,656
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.227%	05/25/35	236,753	232,696
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	2.127%	05/25/37	259,573	255,957
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.181%	01/25/36	344,063	346,062
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	3.905%	10/25/33	146,901	149,441
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	1,446,773	1,480,682
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	4.540%	04/21/34	213,752	219,090
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	4.173%	07/25/34	230,873	236,540
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.302%	09/25/32	666,312	723,064
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	543,013	561,888
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	320,505	329,275
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	82,712	84,589
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	629,411	637,556
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	2.341%	04/25/28	61,190	60,997
MLCC Mortgage Investors, Inc., Series 2003-E-A2 (6MO LIBOR + 66) (a)	2.702%	10/25/28	650,392	646,315
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	2.527%	04/25/34	18,456	18,416

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.8% (Continued)
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	$571,649	$587,545
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.671%	08/25/35	380,001	388,185
Oaks Mortgage Trust, 144A, Series 2015-1-A9	3.000%	04/25/46	172,684	172,199
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	912,135	929,238
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	4.875%	08/25/33	249,229	254,080
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	4.679%	05/25/35	11,185	11,168
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	80,417	81,510
Sequoia Mortgage Trust, 144A, Series 2014-4-A1	3.000%	11/25/44	694,632	694,842
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	2.961%	11/25/33	607,276	612,386
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	4.099%	09/25/34	82,921	84,414
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	2.247%	07/19/34	616,427	618,661
Structured Asset Securities Corporation, Series 2002-9-A2 (1MO LIBOR + 60) (a)	2.227%	10/25/27	234,457	233,997
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	3.977%	11/25/33	175,380	178,593
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	2.587%	08/25/34	69,979	69,788
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	180,776	185,073

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 19.8% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.443%	08/25/33	$110,258	$111,805
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.401%	08/25/33	147,859	150,955
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.285%	02/27/34	41,856	41,859
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	4.973%	07/25/34	24,782	24,753
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	4.973%	07/25/34	597,213	596,505
				20,098,507
Federal Home Loan Mortgage Corporation — 8.6%
FHLMC, Pool #J1-2630	4.000%	07/01/25	814,863	856,091
FHLMC, Series 3970-HA	3.000%	02/15/26	142,180	144,209
FHLMC, Series 3810-NB	4.000%	12/15/28	210,118	210,340
FHLMC, Series 2580-PY	4.000%	03/15/33	89,164	95,593
FHLMC, Series 4529-HA	3.000%	07/15/36	95,193	95,221
FHLMC, Series 3837-JA	4.000%	05/15/38	253	253
FHLMC, Series 3835-BA	4.000%	08/15/38	79,304	80,296
FHLMC, Series 3687-CB	2.500%	11/15/38	306,837	309,699
FHLMC, Series 4103-BG	2.500%	12/15/38	241,715	243,870
FHLMC, Series 4348-ME	2.500%	06/15/39	274,070	279,156
FHLMC, Series 3597-LH	4.500%	07/15/39	498,825	534,828
FHLMC, Series 3919-BG	3.000%	08/15/39	518,214	524,801
FHLMC, Series 4219-JA	3.500%	08/15/39	143,037	147,575
FHLMC, Series 4790-GA	4.000%	07/15/40	255,291	257,206
FHLMC, Series 4800-KE	3.500%	12/15/40	577,133	582,247
FHLMC, Series 4691-LE	3.000%	01/15/41	218,192	224,335
FHLMC, Series 4288-JA	2.500%	03/15/41	757,576	764,353
FHLMC, Series 4532-YA	3.500%	10/15/41	270,762	275,708
FHLMC, Series 4417-HD	2.250%	11/15/41	357,441	363,153
FHLMC, Series 4312-GA	2.500%	12/15/41	250,992	258,226
FHLMC, Series 4799-MA	4.000%	03/15/42	291,134	295,481

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 8.6% (Continued)
FHLMC, Series 4361-WA	3.500%	05/15/44	$626,281	$628,634
FHLMC, Series 4800-UA	3.500%	12/15/44	1,542,690	1,568,778
				8,740,053
Federal National Mortgage Association — 12.3%
FNMA, Series 2003-48-TC	5.000%	06/25/23	51,983	54,236
FNMA, Series 2010-112-CY	4.000%	10/25/25	372,352	388,646
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,335,246	1,402,874
FNMA, Pool #AL0300	4.500%	06/01/26	309,905	329,705
FNMA, Series 2012-41-BA	2.500%	04/25/27	881,409	912,055
FNMA, Pool #AL4309	4.000%	10/01/28	552,247	586,032
FNMA, Series 2005-80-BA	5.000%	04/25/29	136,220	150,835
FNMA, Series 2005-109-PC	6.000%	12/25/35	135,002	150,472
FNMA, Series 2013-53-CL	3.000%	06/25/37	171,627	173,641
FNMA, Series 2013-62-QA	3.000%	06/25/37	1,623,136	1,648,018
FNMA, Series 2008-17-PA	4.500%	10/25/37	385,331	411,147
FNMA, Series 2014-91-PB	3.000%	02/25/38	226,063	227,550
FNMA, Series 2008-49-PA	5.000%	04/25/38	212,724	234,408
FNMA, Series 2010-152-DA	3.000%	05/25/39	731,661	751,830
FNMA, Series 2011-15-W (a)	3.569%	06/25/39	176,492	180,466
FNMA, Series 2013-83-A	3.500%	09/25/39	715,940	737,719
FNMA, Series 2009-94-DA	4.500%	10/25/39	563,444	604,773
FNMA, Series 2010-135-EA	3.000%	01/25/40	347,028	354,846
FNMA, Series 2010-109-N	3.000%	10/25/40	398,966	421,280
FNMA, Series 2017-17-CA	3.000%	12/25/40	408,248	421,851
FNMA, Series 2012-102-PA	4.500%	03/25/41	166,004	175,973
FNMA, Series 2015-55-QA	3.500%	10/25/42	503,922	521,987
FNMA, Series 2012-136-PD	2.500%	11/25/42	1,333,186	1,364,497
FNMA, Series 2014-80-KA	2.000%	03/25/44	276,607	278,553
				12,483,394
Government National Mortgage Association — 5.3%
GNMA, Pool #GN615735	5.000%	07/15/23	74,927	82,249
GNMA, Series 2010-90-LJ	3.000%	10/16/37	131,151	132,014
GNMA, Series 2012-3-LA	3.500%	03/20/38	64,405	64,419
GNMA, Series 2011-82-EH	2.000%	09/20/38	8,329	8,322
GNMA, Series 2010-10-NH	4.000%	12/20/38	39,180	39,592
GNMA, Series 2010-115-HW	3.500%	05/20/39	56,919	57,422
GNMA, Series 2011-26-PA	4.000%	07/20/40	512,523	540,973

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MORTGAGE-BACKED SECURITIES — 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 5.3% (Continued)
GNMA, Series 2012-10-LD	3.000%	07/20/40	$921,124	$949,714
GNMA, Series 2012-32-CA	3.500%	07/20/40	231,126	233,534
GNMA, Series 2010-144PA	3.000%	09/16/40	182,902	184,649
GNMA, Series 2011-138-PJ	2.500%	06/20/41	295,205	299,354
GNMA, Series 2015-18-PA	3.000%	04/20/43	685,525	703,430
GNMA, Series 2014-184-ED	3.000%	12/20/43	452,008	461,887
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	1,556,105	1,599,674
				5,357,233
Small Business Administration — 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	34,690	35,848
SBA, Series 2007-20K-1	5.510%	11/01/27	58,875	65,037
				100,885

Total Mortgage-Backed Securities (Cost $46,137,506)				$46,780,072

MUNICIPAL BONDS — 1.6%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.250%	09/02/20	$835,000	$838,440
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series 2017-B	1.750%	08/01/20	750,000	750,338
Total Municipal Bonds (Cost $1,583,403)				$1,588,778

ASSET-BACKED SECURITIES — 5.3%	Coupon	Maturity	Par Value	Value
CPS Auto Trust, 144A, Series 2018-D	4.340%	09/16/24	$1,500,000	$1,562,901
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	661,005	684,319
Flagship Credit Auto Trust, 144A, Series 2016-3-C	2.720%	07/15/22	765,955	768,665
Jack in the Box Funding, LLC, 144A, Series 2019-1A	3.982%	08/25/49	498,750	512,326

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
ASSET-BACKED SECURITIES — 5.3% (Continued)	Coupon	Maturity	Par Value	Value
SBA Tower Trust, 144A, Series 2016-1	2.877%	07/10/46	$1,049,000	$1,057,185
Verizon Owner Trust, Series 2018-A (a)	3.230%	04/20/23	840,000	858,420
Total Asset-Backed Securities (Cost $5,341,406)				$5,443,816

CORPORATE BONDS — 32.7%	Coupon	Maturity	Par Value	Value
Communication Services — 2.2%
Interpublic Group of Companies, Inc. (The)	4.000%	03/15/22	$1,010,000	$1,050,248
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,080,000	1,155,546
				2,205,794
Consumer Discretionary — 2.5%
Choice Hotels International, Inc.	5.750%	07/01/22	1,009,000	1,090,356
D.R. Horton, Inc.	5.750%	08/15/23	772,000	872,828
International Game Technology, 144A	6.250%	02/15/22	575,000	592,359
				2,555,543
Consumer Staples — 2.7%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	600,000	614,469
Campbell Soup Company	8.875%	05/01/21	406,000	440,214
Constellation Brands, Inc.	2.700%	05/09/22	935,000	961,528
Procter & Gamble Company (The)	9.360%	01/01/21	683,909	716,127
				2,732,338
Energy — 3.6%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	829,000	831,109
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,063,925
Magellan Midstream Partners, L.P.	4.250%	02/01/21	1,085,000	1,108,183
Newfield Exploration Company	5.750%	01/30/22	625,000	670,080
				3,673,297

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 32.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 12.0%
Ally Financial, Inc.	4.125%	02/13/22	$750,000	$778,148
American Tower Corporation	3.500%	01/31/23	1,000,000	1,054,185
Ameriprise Financial, Inc.	3.000%	03/22/22	525,000	543,358
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	898,000	991,970
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	870,000	913,839
BGC Partners, Inc.	5.375%	07/24/23	995,000	1,088,957
Crown Castle International Corporation	3.400%	02/15/21	1,000,000	1,013,802
Digital Realty Trust, L.P.	3.950%	07/01/22	1,015,000	1,064,980
Discover Financial Services	3.850%	11/21/22	1,040,000	1,104,619
First Horizon National Corporation	3.500%	12/15/20	720,000	729,400
Goldman Sachs Group, Inc.	5.250%	07/27/21	900,000	944,433
JPMorgan Chase & Company	4.350%	08/15/21	920,000	956,775
Morgan Stanley	5.750%	01/25/21	1,000,000	1,035,824
				12,220,290
Health Care — 3.1%
Bristol-Myers Squibb Company, 144A	2.875%	02/19/21	900,000	911,721
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	504,368
Humana, Inc.	2.500%	12/15/20	900,000	905,697
McKesson Corporation	3.650%	11/30/20	810,000	822,710
				3,144,496
Industrials — 3.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	85,000	85,086
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	393,505	408,044
America West Airlines Pass-Through Certificates, Series 2000-1G	8.057%	07/02/20	21,488	21,937
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	738,965	756,113
Continental Airlines Pass-Through Certificates, Series 2000-1A1	8.048%	11/01/20	29,953	30,560
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	316,634	323,544

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
CORPORATE BONDS — 32.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 3.3% (Continued)
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	$61,051	$64,044
Ryder Systems, Inc.	2.500%	09/01/22	1,075,000	1,099,662
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	565,019	582,291
				3,371,281
Information Technology — 1.1%
Dell, Inc., 144A	4.420%	06/15/21	1,040,000	1,071,609

Real Estate — 1.1%
American Campus Communities Operating Partnership, L.P.	3.750%	04/15/23	1,040,000	1,106,917

Utilities — 1.1%
Georgia Power Company, Series A	2.100%	07/30/23	1,132,000	1,152,430

Total Corporate Bonds (Cost $32,613,900)				$33,233,995

FIRST WESTERN SHORT DURATION BOND FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 0.0% (c)	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (d) (Cost $2,377)	2,377	$2,377

Total Investments at Value — 97.4% (Cost $97,476,039)		$98,935,742

Other Assets in Excess of Liabilities — 2.6%		2,601,594

Net Assets — 100.0%		$101,537,336

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,726,300 as of February 29, 2020, representing 18.4% of net assets (Note 9).

1YCMT - Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.
COF 11 - Cost of funds for the 11th District of San Francisco.
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR - London Interbank Offered Rate.
(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b) Step Coupon. Rate shown is the coupon in effect as of February 29, 2020.
(c) Percentage rounds to less than 0.1%.
(d) The rate shown is the 7-day effective yield as of February 29, 2020.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments February 29, 2020 (Unaudited)
CORPORATE BONDS — 96.0%	Coupon	Maturity	Par Value	Value
Communication Services — 18.5%
AMC Networks, Inc.	5.000%	04/01/24	$505,000	$507,525
Clear Channel Worldwide Holdings, Inc., 144A	9.250%	02/15/24	553,000	588,021
CSC Holdings, LLC	5.250%	06/01/24	600,000	648,000
E.W. Scripps Company (The), 144A	5.125%	05/15/25	600,000	601,500
Gray Television, Inc., 144A	5.125%	10/15/24	650,000	666,250
Hughes Satellite Systems Corporation	7.625%	06/15/21	700,000	737,142
Nielsen Company Luxembourg SARL (The), 144A	5.000%	02/01/25	600,000	592,500
ORBCOMM, Inc., 144A	8.000%	04/01/24	586,000	581,605
Radio One, Inc., 144A	7.375%	04/15/22	625,000	620,313
Sirius XM Radio, Inc., 144A	5.375%	04/15/25	600,000	615,498
Sprint Corporation	7.125%	06/15/24	650,000	737,477
Townsquare Media, Inc., 144A	6.500%	04/01/23	600,000	606,000
Uber Technologies, Inc., 144A	7.500%	11/01/23	600,000	625,500
				8,127,331
Consumer Discretionary — 17.0%
APX Group Holdings, Inc.	8.750%	12/01/20	402,000	402,362
Arrow Bidco, LLC, 144A	9.500%	03/15/24	600,000	588,000
Carvana Company, 144A	8.875%	10/01/23	600,000	621,012
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corporation, 144A	8.000%	06/01/21	650,000	648,375
Eldorado Resorts, Inc.	7.000%	08/01/23	500,000	516,300
Enterprise Development Authority (The ), 144A	12.000%	07/15/24	580,000	664,100
Golden Nugget, Inc., 144A	6.750%	10/15/24	650,000	638,430
GW Honos Security Corporation, 144A	8.750%	05/15/25	500,000	512,500
International Game Technology plc, 144A	6.500%	02/15/25	500,000	541,875
New Home Company, Inc. (The)	7.250%	04/01/22	600,000	609,000
Prime Securities Service Borrower, LLC, 144A	5.250%	04/15/24	600,000	621,000
Stena International S.A., 144A	6.125%	02/01/25	500,000	500,000
Tesla, Inc., 144A	5.300%	08/15/25	600,000	599,250
				7,462,204

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 96.0% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples — 6.8%
Albertsons Companies, LLC	6.625%	06/15/24	$660,000	$678,150
Avon Products, Inc.	7.000%	03/15/23	625,000	679,500
B&G Foods, Inc.	5.250%	04/01/25	500,000	493,745
Clearwater Paper Corporation, 144A	5.375%	02/01/25	645,000	667,575
Ingles Markets, Inc.	5.750%	06/15/23	466,000	469,504
				2,988,474
Energy — 5.7%
Ascent Resources Utica Holdings, LLC, 144A	10.000%	04/01/22	600,000	511,332
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	500,000	475,100
Genesis Energy, L.P.	5.625%	06/15/24	615,000	528,900
Oasis Petroleum, Inc.	6.875%	03/15/22	500,000	392,500
WPX Energy, Inc.	5.250%	09/15/24	600,000	598,722
				2,506,554
Financials — 22.6%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	574,000	463,505
Acrisure, LLC, 144A	8.125%	02/15/24	600,000	639,930
BlackRock Capital Investment Corporation, CV	5.000%	06/15/22	225,000	225,000
CFX Escrow Corporation, 144A	6.000%	02/15/24	600,000	621,936
Forestar Group, Inc., 144A	8.000%	04/15/24	615,000	666,506
FS Energy & Power Fund, 144A	7.500%	08/15/23	650,000	670,313
goeasy Ltd., 144A	5.375%	12/01/24	550,000	566,500
Icahn Enterprises, L.P.	6.750%	02/01/24	600,000	621,000
Intrepid Aviation Group Holdings, LLC, 144A	8.500%	08/15/21	600,000	604,500
iStar, Inc.	4.250%	08/01/25	545,000	538,078
Jefferies Finance, LLC, 144A	7.250%	08/15/24	600,000	618,000
Kennedy-Wilson Holdings, Inc.	5.875%	04/01/24	600,000	609,762
Lions Gate Capital Holdings, LLC, 144A	5.875%	11/01/24	625,000	604,500
LoanCore Capital Markets, LLC, 144A	6.875%	06/01/20	640,000	636,000
MBIA, Inc.	6.400%	08/15/22	611,000	611,000
NewMark Group, Inc.	6.125%	11/15/23	600,000	659,478
Oppenheimer Holdings, Inc.	6.750%	07/01/22	535,000	546,331
				9,902,339

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
CORPORATE BONDS — 96.0% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 7.7%
Acadia Healthcare Company, Inc.	6.500%	03/01/24	$600,000	$615,750
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	613,470
Magellan Health, Inc. (a)	4.900%	09/22/24	500,000	512,500
MEDNAX, Inc., 144A	5.250%	12/01/23	500,000	489,375
Polaris Intermediate Corporation, 144A	8.500%	12/01/22	605,000	514,311
Tenet Healthcare Corporation	6.750%	06/15/23	600,000	644,760
				3,390,166
Industrials — 9.4%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	130,000	130,131
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	336,905	349,353
Briggs & Stratton Corporation	6.875%	12/15/20	500,000	462,500
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.750%	03/15/22	595,000	596,202
GFL Environmental, Inc., 144A	5.375%	03/01/23	650,000	667,062
Stericycle, Inc., 144A	5.375%	07/15/24	600,000	630,600
Tervita Corporation, 144A	7.625%	12/01/21	650,000	656,500
XPO Logistics, Inc., 144A	6.750%	08/15/24	600,000	633,000
				4,125,348
Information Technology — 1.3%
Rackspace Hosting, Inc., 144A	8.625%	11/15/24	600,000	574,500

Materials — 5.6%
Berry Plastics Holding Corporation	5.125%	07/15/23	600,000	600,294
Cascades, Inc., 144A	5.750%	07/15/23	650,000	663,000
First Quantum Minerals Ltd., 144A	7.250%	04/01/23	600,000	576,000
Mercer International, Inc.	7.375%	01/15/25	600,000	604,125
				2,443,419
Real Estate — 1.4%
SBA Communications Corporation	4.875%	09/01/24	600,000	616,128

Total Corporate Bonds (Cost $42,308,175)				$42,136,463

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Schedule of Investments (Continued)
MONEY MARKET FUNDS — 3.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.48% (b) (Cost $1,581,994)	1,581,994	$1,581,994

Total Investments at Value — 99.6% (Cost $43,890,169)		$43,718,457

Other Assets in Excess of Liabilities — 0.4%		185,906

Net Assets — 100.0%		$43,904,363

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $25,795,830 as of February 29, 2020, representing 58.8% of net assets (Note 9).

CV - Convertible Security.
(a)	Step Coupon. Rate shown is the coupon in effect as of February 29, 2020.
(b)	The rate shown is the 7-day effective yield as of February 29, 2020.
See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Assets and Liabilities February 29, 2020 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
ASSETS
Investments in securities:
At cost	$82,538,914	$97,476,039	$43,890,169
At value (Note 2)	$86,657,129	$98,935,742	$43,718,457
Cash	—	260	—
Receivable for capital shares sold	6,490	—	45,688
Receivable for investment securities sold	985,625	7,229,440	1,585,015
Dividends and interest receivable	440,435	469,908	735,246
Other assets	23,487	26,434	13,768
TOTAL ASSETS	88,113,166	106,661,784	46,098,174

LIABILITIES
Dividends payable	167,693	194,058	151,881
Payable for capital shares redeemed	11	373,859	151,251
Payable for investment securities purchased	1,549,612	4,493,747	1,854,970
Payable to Adviser (Note 4)	8,644	15,241	13,252
Payable to administrator (Note 4)	10,590	11,825	7,745
Other accrued expenses and liabilities	29,218	35,718	14,712
TOTAL LIABILITIES	1,765,768	5,124,448	2,193,811

NET ASSETS	$86,347,398	$101,537,336	$43,904,363

Net assets consist of:
Paid-in capital	$82,337,767	$101,964,331	$45,352,334
Accumulated earnings (deficit)	4,009,631	(426,995)	(1,447,971)
NET ASSETS	$86,347,398	$101,537,336	$43,904,363

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$86,347,398	$101,537,336	$43,904,363
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	8,414,423	10,192,000	4,507,976
Net asset value, offering and redemption price per share (Note 2)	$10.26	$9.96	$9.74

See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST Statements of Operations For the Six Months Ended February 29, 2020 (Unaudited)
	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$1,195,006	$1,524,150	$1,335,704
Dividends	18,800	15,797	7,902
TOTAL INCOME	1,213,806	1,539,947	1,343,606

EXPENSES
Investment advisory fees (Note 4)	202,149	185,634	168,644
Administration fees (Note 4)	32,399	41,802	18,017
Pricing costs	24,879	29,904	11,443
Fund accounting fees (Note 4)	19,050	20,302	17,248
Trustees’ fees and expenses (Note 4)	15,719	15,719	15,719
Custodian and bank service fees	13,474	15,702	5,969
Registration and filing fees	11,961	13,622	5,284
Legal fees	9,916	9,916	9,916
Audit and tax services fees	9,500	9,500	9,500
Compliance service fees (Note 4)	6,000	6,000	6,000
Transfer agent fees (Note 4)	6,000	6,000	6,000
Borrowing costs (Note 6)	41	—	—
Other expenses	8,930	10,142	7,768
TOTAL EXPENSES	360,018	364,243	281,508
Less fee reductions by the Adviser (Note 4)	(117,399)	(46,013)	(67,893)
NET EXPENSES	242,619	318,230	213,615

NET INVESTMENT INCOME	971,187	1,221,717	1,129,991

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	297,943	319,245	(547,630)
Net change in unrealized appreciation (depreciation) on investments	1,168,210	111,437	(428,850)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,466,153	430,682	(976,480)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,437,340	$1,652,399	$153,511

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND Statements of Changes in Net Assets
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
FROM OPERATIONS
Net investment income	$971,187	$1,839,392
Net realized gains (losses) from investment transactions	297,943	(44,992)
Net change in unrealized appreciation (depreciation) on investments	1,168,210	3,463,579
Net increase in net assets from operations	2,437,340	5,257,979

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,043,447)	(1,904,066)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	13,469,805	29,842,461
Reinvestments of distributions to shareholders	503,536	1,048,520
Payments for shares redeemed	(5,656,461)	(17,628,296)
Net increase in net assets from capital share transactions	8,316,880	13,262,685

TOTAL INCREASE IN NET ASSETS	9,710,773	16,616,598

NET ASSETS
Beginning of period	76,636,625	60,020,027
End of period	$86,347,398	$76,636,625

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,339,381	3,050,242
Shares issued in reinvestment of distributions to shareholders	50,105	107,792
Shares redeemed	(562,479)	(1,823,354)
Net increase in shares outstanding	827,007	1,334,680
Shares outstanding, beginning of period	7,587,416	6,252,736
Shares outstanding, end of period	8,414,423	7,587,416

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND Statements of Changes in Net Assets
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
FROM OPERATIONS
Net investment income	$1,221,717	$3,167,198
Net realized gains (losses) from investment transactions	319,245	(280,455)
Net change in unrealized appreciation (depreciation) on investments	111,437	2,509,274
Net increase in net assets from operations	1,652,399	5,396,017

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,446,586)	(3,542,700)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	8,282,380	31,940,221
Reinvestments of distributions to shareholders	882,278	2,326,812
Payments for shares redeemed	(20,808,817)	(51,398,171)
Net decrease in net assets from capital share transactions	(11,644,159)	(17,131,138)

TOTAL DECREASE IN NET ASSETS	(11,438,346)	(15,277,821)

NET ASSETS
Beginning of period	112,975,682	128,253,503
End of period	$101,537,336	$112,975,682

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	834,948	3,256,693
Shares issued in reinvestment of distributions to shareholders	88,953	236,399
Shares redeemed	(2,094,489)	(5,218,474)
Net decrease in shares outstanding	(1,170,588)	(1,725,382)
Shares outstanding, beginning of period	11,362,588	13,087,970
Shares outstanding, end of period	10,192,000	11,362,588

See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND Statements of Changes in Net Assets
	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
FROM OPERATIONS
Net investment income	$1,129,991	$2,276,451
Net realized losses from investment transactions	(547,630)	(469,352)
Net change in unrealized appreciation (depreciation) on investments	(428,850)	194,436
Net increase in net assets from operations	153,511	2,001,535

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,132,041)	(2,264,201)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	3,309,422	18,795,435
Reinvestments of distributions to shareholders	635,500	1,554,722
Payments for shares redeemed	(4,891,547)	(15,987,661)
Net increase (decrease) in net assets from capital share transactions	(946,625)	4,362,496

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,925,155)	4,099,830

NET ASSETS
Beginning of period	45,829,518	41,729,688
End of period	$43,904,363	$45,829,518

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	332,285	1,892,997
Shares issued in reinvestment of distributions to shareholders	64,013	157,112
Shares redeemed	(492,116)	(1,620,583)
Net increase (decrease) in shares outstanding	(95,818)	429,526
Shares outstanding, beginning of period	4,603,794	4,174,268
Shares outstanding, end of period	4,507,976	4,603,794

See accompanying notes to financial statements.

FIRST WESTERN FIXED INCOME FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 29, 2020 (Unaudited)		Year Ended Aug. 31, 2019	Year Ended Aug. 31, 2018		Year Ended Aug. 31, 2017		Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015
Net asset value at beginning of period	$10.10		$9.60	$9.91		$9.97		$9.76	$9.93

Income (loss) from investment operations:
Net investment income	0.12		0.28	0.27		0.25		0.25	0.24
Net realized and unrealized gains (losses) on investments	0.17		0.51	(0.27)		(0.00	)(a)	0.25	(0.07)
Total from investment operations	0.29		0.79	(0.00	)(a)	0.25		0.50	0.17

Less distributions:
From net investment income	(0.13)		(0.29)	(0.29)		(0.28)		(0.27)	(0.27)
From net realized gains on investments	—		—	(0.02)		(0.03)		(0.02)	(0.07)
Total distributions	(0.13)		(0.29)	(0.31)		(0.31)		(0.29)	(0.34)

Net asset value at end of period	$10.26		$10.10	$9.60		$9.91		$9.97	$9.76

Total return (b)	2.88	%(c)	8.42%	0.01%		2.51%		5.25%	1.74%

Net assets at end of period (000’s)	$86,347		$76,637	$60,020		$62,800		$66,869	$64,171

Ratio of total expenses to average net assets (d)	0.89	%(e)	0.94%	0.95%		0.95%		0.93%	0.92%

Ratio of net expenses to average net assets	0.60	%(e)	0.60%	0.60%		0.60%		0.60%	0.60%

Ratio of net investment income to average net assets	2.40	%(e)	2.92%	2.77%		2.53%		2.51%	2.40%

Portfolio turnover rate	17	%(c)	36%	46%		37%		38%	129%

(a)	Rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(c)	Not annualized.
(d)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(e)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION BOND FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 29, 2020 (Unaudited)		Year Ended Aug. 31, 2019	Year Ended Aug. 31, 2018	Year Ended Aug. 31, 2017	Year Ended Aug. 31, 2016	Year Ended Aug. 31, 2015
Net asset value at beginning of period	$9.94		$9.80	$9.97	$9.99	$9.98	$10.07

Income (loss) from investment operations:
Net investment income	0.11		0.24	0.21	0.18	0.20	0.19
Net realized and unrealized gains (losses) on investments	0.05		0.18	(0.14)	0.03	0.03	(0.06)
Total from investment operations	0.16		0.42	0.07	0.21	0.23	0.13

Less distributions:
From net investment income	(0.14)		(0.28)	(0.24)	(0.23)	(0.22)	(0.21)
From net realized gains on investments	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(0.28)	(0.24)	(0.23)	(0.22)	(0.22)

Net asset value at end of period	$9.96		$9.94	$9.80	$9.97	$9.99	$9.98

Total return (a)	1.59	%(b)	4.31%	0.73%	2.15%	2.35%	1.39%

Net assets at end of period (000’s)	$101,537		$112,976	$128,254	$127,653	$139,748	$74,999

Ratio of total expenses to average net assets (c)	0.69	%(d)	0.63%	0.65%	0.66%	0.71%	0.75%

Ratio of net expenses to average net assets	0.60	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of net investment income to average net assets	2.31	%(d)	2.48%	2.09%	1.82%	1.96%	1.89%

Portfolio turnover rate	30	%(b)	47%	51%	55%	45%	63%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(b)	Not annualized.
(c)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(d)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND INSTITUTIONAL SHARES Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended Feb. 29, 2020 (Unaudited)		Year Ended Aug. 31, 2019	Year Ended Aug. 31, 2018	Year Ended Aug. 31, 2017	Period Ended Aug. 31, 2016 (a)
Net asset value at beginning of period	$9.95		$10.00	$10.28	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.25		0.52	0.52	0.58	0.49
Net realized and unrealized gains (losses) on investments	(0.21)		(0.05)	(0.21)	0.26	0.02
Total from investment operations	0.04		0.47	0.31	0.84	0.51

Less distributions:
From net investment income	(0.25)		(0.52)	(0.52)	(0.58)	(0.49)
From net realized gains on investments	—		—	(0.07)	—	(0.00	)(b)
Total distributions	(0.25)		(0.52)	(0.59)	(0.58)	(0.49)

Net asset value at end of period	$9.74		$9.95	$10.00	$10.28	$10.02

Total return (c)	0.39	%(d)	4.87%	3.08%	8.63%	5.40	%(d)

Net assets at end of period (000’s)	$43,904		$45,830	$41,730	$44,897	$42,535

Ratio of total expenses to average net assets (e)	1.25	%(f)	1.25%	1.25%	1.29%	1.23	%(f)

Ratio of net expenses to average net assets	0.95	%(f)	0.95%	0.95%	0.95%	0.95	%(f)

Ratio of net investment income to average net assets	5.04	%(f)	5.29%	5.08%	5.69%	5.94	%(f)

Portfolio turnover rate	41	%(d)	86%	78%	108%	103	%(d)

(a)	Represents the period from the commencement of operations (October 1, 2015) through August 31, 2016.
(b)	Rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced its fees, the total returns would have been lower.

(d)	Not annualized.
(e)	Ratios were determined based on expenses prior to any fee reductions by the Adviser (Note 4).
(f)	Annualized.
See accompanying notes to financial statements.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements
February 29, 2020 (Unaudited)

1. Organization

First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of The First Western Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012.

The investment objective of First Western Fixed Income Fund is total return. The investment objective of First Western Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity. The investment objective of First Western Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are typically classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the investments based on inputs used to value the Funds’ investments as of February 29, 2020:

First Western Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$23,600,644	$—	$23,600,644
U.S. Government Agency Obligations	—	2,664,166	—	2,664,166
Mortgage-Backed Securities	—	36,052,236	—	36,052,236
Municipal Bonds	—	849,225	—	849,225
Asset-Backed Securities	—	2,254,355	—	2,254,355
Corporate Bonds	—	20,103,057	—	20,103,057
Money Market Funds	1,133,446	—	—	1,133,446
Total	$1,133,446	$85,523,683	$—	$86,657,129

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

First Western Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$11,057,613	$—	$11,057,613
U.S. Government Agency Obligations	—	829,091	—	829,091
Mortgage-Backed Securities	—	46,780,072	—	46,780,072
Municipal Bonds	—	1,588,778	—	1,588,778
Asset-Backed Securities	—	5,443,816	—	5,443,816
Corporate Bonds	—	33,233,995	—	33,233,995
Money Market Funds	2,377	—	—	2,377
Total	$2,377	$98,933,365	$—	$98,935,742

First Western Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$42,136,463	$—	$42,136,463
Money Market Funds	1,581,994	—	—	1,581,994
Total	$1,581,994	$42,136,463	$—	$43,718,457

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 29, 2020.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Common expenses – Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 29, 2020 and August 31, 2019 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 29, 2020:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Tax cost of portfolio investments	$82,538,914	$97,476,039	$43,892,676
Gross unrealized appreciation	$4,152,510	$1,563,627	$704,410
Gross unrealized depreciation	(34,295)	(103,924)	(878,629)
Net unrealized appreciation (depreciation) on investments	4,118,215	1,459,703	(174,219)
Accumulated ordinary income	183,865	214,927	169,457
Capital losses carryforwards	(349,478)	(2,004,922)	(742,193)
Other gains (losses)	224,722	97,355	(549,135)
Distributions payable	(167,693)	(194,058)	(151,881)
Accumulated earnings (deficit)	$4,009,631	$(426,995)	$(1,447,971)

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of August 31, 2019, the Funds had the following capital loss carryforwards for federal income tax purposes:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Short-term loss carryforwards	$84,046	$738,916	$522,141
Long-term loss carryforwards	265,432	1,266,006	220,052
Total	$349,478	$2,004,922	$742,193

These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended February 29, 2020, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of investment securities	$9,708,025	$17,482,743	$17,402,981
Proceeds from sales and maturities of investment securities	$9,969,064	$31,867,021	$18,510,989

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

During the six months ended February 29, 2020, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Purchases of U.S. government long-term securities	$13,793,773	$13,861,208	$—
Proceeds from sales and maturities of U.S. government securities	$3,156,410	$11,418,391	$—

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

The Adviser is a wholly-owned subsidiary of First Western Financial, Inc., a financial holding company.

Under the terms of an Investment Advisory Agreement between the Trust and the Adviser, First Western Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of a separate Investment Advisory Agreement between the Trust and the Adviser, First Western Short Duration High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until January 1, 2021 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of First Western Fixed Income Fund and First Western Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of First Western Short Duration High Yield Credit Fund. During the six months ended February 29, 2020, the Adviser reduced its advisory fees by $117,399, $46,013 and $67,893 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 29, 2020, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $657,792, $192,759 and $405,210 with respect to First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the dates stated below:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
August 31, 2020	$110,435	$39,312	$71,941
August 31, 2021	218,064	66,749	136,394
August 31, 2022	211,894	40,685	128,982
February 28, 2023	117,399	46,013	67,893
	$657,792	$192,759	$405,210

Certain officers of the Trust are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

Certain officers of the Trust are also officers of Ultimus or UFD.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

TRUSTEES’ COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $30,000, payable quarterly, $1,000 for each special board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings.

Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 29, 2020, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
First Western Fixed Income Fund
Maril & Company (for the benefit of its customers)	98%

First Western Short Duration Bond Fund
Maril & Company (for the benefit of its customers)	91%

First Western Short Duration High Yield Credit Fund
National Financial Services, LLC (for the benefit of its customers)	98%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Bank Line of Credit

First Western Fixed Income Fund and First Western Short Duration Bond Fund each have an uncommitted $3,500,000 senior secured line of credit with its custodian bank which expires on December 10, 2020. First Western Short Duration High Yield

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

Credit Fund has an uncommitted $2,000,000 senior secured line of credit with its custodian bank which expires on December 10, 2020. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. As of February 29, 2020, the Prime Rate was 4.75%. During the six months ended February 29, 2020, the First Western Fixed Income Fund incurred $41 of interest expense and fees related to borrowings. The Fund borrowed $311,000 for one day during the six months ended February 29, 2020. As of February 29, 2020, the Fund did not have any outstanding borrowings. During the six months ended February 29, 2020, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund did not borrow under their respective lines of credit.

7. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of February 29, 2020, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 41.8% and 46.1%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST

Notes to Financial Statements (Continued)

8. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 29, 2020, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 12.7%, 18.4% and 58.8%, respectively, of the value of their net assets invested in Rule 144A securities.

10. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On March 31, 2020, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund paid net investment income dividends of $0.0211, $0.0207 and $0.0452 per share, respectively, to shareholders of record on March 30, 2020.

FIRST WESTERN FUNDS TRUST

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2019) and held until the end of the period (February 29, 2020).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

FIRST WESTERN FUNDS TRUST

About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
First Western Fixed Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,028.80	0.60%	$ 3.03
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.88	0.60%	$ 3.02

First Western Short Duration Bond Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,015.90	0.60%	$ 3.01
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.88	0.60%	$ 3.02

First Western Fixed Short Duration High Yield Credit Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,003.90	0.95%	$ 4.73
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.14	0.95%	$ 4.77

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FIRST WESTERN FUNDS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

FIRST WESTERN FUNDS TRUST

Results of Special Meeting of Shareholders (Unaudited)

On September 13, 2019, a Special Meeting of Shareholders of the Trust (the “Meeting”) was held for the purpose of voting on three proposals, all of which were approved by shareholders: (i) the election of three nominees to serve on the Board of Trustees of the Trust; (ii) the approval, with respect to each Fund, of a new advisory agreement between the Trust and Oakhurst Advisors, LLC; and (iii) the approval, with respect to each Fund, of a “manager of managers” structure that would allow Oakhurst Advisors, LLC and the Funds to enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers and certain affiliated sub-advisers without obtaining additional shareholder approval, subject to certain conditions.

The Meeting was held primarily to vote on a new advisory agreement on behalf of each Fund as a result of a proposed transaction whereby Lido Advisors, LLC, an affiliate of Oakhurst Advisors, LLC, would acquire the Adviser’s Los Angeles based fixed-income portfolio management team and mutual fund business (the “Transaction”). On November 1, 2019, it was announced that the Transaction was canceled. Therefore, the advisory agreements between the Funds and the Adviser remain in effect, Jason P. Lee, a Senior Managing Director of Oakhurst Advisors, LLC did not join the Board, and the Trust does not have the ability to operate under a “manager-of managers” structure.

The results of the voting with respect to each proposal is set forth below:

Proposal 1: To elect three nominees to serve on the Board of Trustees

The total number of shares of the Trust present and voting at the Meeting on Proposal 1, either in person or by proxy, represented 95.50% of the total shares of the Trust entitled to vote at the Meeting. Each nominee/trustee was elected to the Board of Trustees as follows.

	Number of Shares
Nominee/Trustee	Affirmative	Withhold
Jason P. Lee	22,027,366	0
Debra L. McGinty-Poteet	22,027,366	0
E. Keith Wirtz	22,027,366	0

FIRST WESTERN FUNDS TRUST

Results of Special Meeting of Shareholders (Unaudited) (Continued)

Proposal 2: To approve, with respect to each Fund, a new investment advisory agreement between the Trust and Oakhurst Advisors, LLC

The total number of shares of each Fund present and voting at the Meeting on Proposal 2, either in person or by proxy, represented the following percentages of the total shares entitled to vote at the meeting:

First Western Fixed Income Fund – 97.86%
First Western Short Duration Bond Fund – 96.74%
First Western Short Duration High Yield Credit Fund – 88.81%

Proposal 2 was approved by shareholders as follows:

First Western Fixed Income Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
6,693,266	0	0	100%

First Western Short Duration Bond Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
11,137,108	0	0	100%

First Western Short Duration High Yield Credit Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
4,047,241	0	17,638	99.6%

FIRST WESTERN FUNDS TRUST

Results of Special Meeting of Shareholders (Unaudited) (Continued)

Proposal 3: To approve, with respect to each Fund, a “manager of managers” structure that would allow Oakhurst Advisors, LLC and the Funds to enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers and certain affiliated sub-advisers without obtaining additional shareholder approval, subject to certain conditions.

The total number of shares of each Fund present and voting at the Meeting on Proposal 3, either in person or by proxy, represented the following percentages of the total shares entitled to vote at the meeting:

First Western Fixed Income Fund - 97.86%
First Western Short Duration Bond Fund - 96.74%
First Western Short Duration High Yield Credit Fund - 88.81%

Proposal 3 was approved by shareholders as follows:

First Western Fixed Income Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
6,691,270	1,996	0	99.7%

First Western Short Duration Bond Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
11,088,049	49,059	0	99.6%

First Western Short Duration High Yield Credit Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
4,039,164	25,715	0	99.4%

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FIRST WESTERN FUNDS TRUST

Investment Adviser

First Western Capital Management Company
1901 Avenue of the Stars
Suite 200
Los Angeles, CA 90067

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775

Legal Counsel

Sullivan & Worcester LLP
1666 K Street, NW
Washington, D.C. 20006

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

Debbie Silversmith
John R. Hildebrand
Debra L. McGinty-Poteet
E. Keith Wirtz

Executive Officers

John Sawyer, President, Principal Executive Officer
Mark Seger, Vice President
Theresa M. Bridge, Treasurer
Lené Simnioniw, Secretary
Martin R. Dean, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer

John E. Sawyer, President and Principal Executive Officer

Date	May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer

John E. Sawyer, President and Principal Executive Officer

Date	May 5, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge

Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	May 5, 2020

*	Print the name and title of each signing officer under his or her signature.